SHARE CAPITAL AND SHARE BASED COMPENSATION - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average grant date fair value per share
Compensation cost	$ 7,148	$ 11,748	$ 8,777
Restricted Stock Units (RSUs)
Share options:
Award vesting period (in years)	3 years
Nonvested, Number of Shares
Granted during the year (in shares)	239,000
Forfeited during the year (in shares)	(16,000)
Nonvested RSUs (in shares)	223,000
Weighted average grant date fair value per share
Granted during the year (in dollars per share)	$ 20.61
Forfeited during the year (in dollars per share)	20.61
Nonvested RSUs (in dollars per share)	$ 20.61
Weighted average remaining contractual terms	2 years 4 months 24 days
Compensation cost	$ 1,100